UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6239

Tax-Free Fund For Utah
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: June 30, 2011

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
March 31, 2012
(unaudited)

Amount	General Obligation Bonds (19.6%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City, County and State (5.2%)

	Anderson, Indiana San District
$505,000	4.600%, 07/15/23 AMBAC Insured	A1/A-/NR	$523,225

	Clark County, Nevada, Refunding
2,000,000	5.000%, 11/01/28 AGMC Insured	Aa1/AA+/AA	2,186,760

	Clark County, Nevada, Refunding, Series B
1,000,000	5.000%, 07/01/23	Aa1/AA+/NR	1,121,060

	Coral Canyon, Utah Special Service District
120,000	4.850%, 07/15/17	NR/NR/NR*	119,000
580,000	5.700%, 07/15/18	NR/NR/NR*	580,099

	Harris County, Texas Utility District #268
905,000	4.375%, 09/01/27 Radian Insured	NR/NR/NR*	901,452

	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/29	Aa2/AA/NR	1,117,310

	King County, Washington School District #401
1,000,000	4.500%, 12/01/25 AGMC School Board Guaranty Insured	Aa1/AA+/NR	1,081,280

	Laredo, Texas
500,000	4.500%, 02/15/24 NPFG Insured	Aa2/AA-/AA	521,960

	Las Vegas Valley, Nevada Water District Refunding & Water Improvement
1,500,000	5.000%, 06/01/27 Series A NPFG - FGIC Insured (pre-refunded)	Aa2/AA+/NR	1,547,640

	McKinney, Texas
1,700,000	4.500%, 08/15/23 Syncora Guarantee, Inc. Insured	Aa1/AA+/NR	1,796,033
1,375,000	5.000%, 08/15/24 AMBAC Insured	Aa1/AA+/NR	1,533,043

	Montgomery County, Texas
2,975,000	5.250%, 03/01/32	Aa1/AA/NR	3,307,367

	Puerto Rico Commonwealth Refunding, Public Improvement Series C
500,000	5.375%, 07/01/28 AGMC Insured	Aa3/AA-/BBB+	523,365

	San Patricio County, Texas
450,000	4.600%, 04/01/25 AMBAC Insured	Aa3/NR/NR	470,511

	Washington State, Series D
2,000,000	5.000%, 01/01/29 AMBAC Insured (pre-refunded)	Aa1/AA+/AA+	2,159,880

	Washington State Various Purpose, Series A
1,405,000	5.000%, 07/01/30	Aa1/AA+/AA+	1,586,076

	Total City, County and State		21,076,061

	Local Public Property (6.1%)

	Clark County, Nevada, Refunding
1,000,000	4.750%, 11/01/27 NPFG - FGIC Insured	Aa1/AA+/NR	1,063,470

	Clark County, Nevada, Refunding, Series A
2,280,000	5.000%, 12/01/29	Aa1/AA+/NR	2,503,098

	Harris County, Texas Refunding Permanent Improvement
1,300,000	5.000%, 10/01/31 Series A	NR/AAA/AAA	1,474,304

	North Las Vegas, Nevada Building
4,350,000	5.000%, 05/01/27 NPFG Insured	A2/A+/A	4,607,564
4,440,000	5.000%, 05/01/28 NPFG Insured	A2/A+/A	4,689,040

	North Las Vegas, Nevada Refunding Ltd. Tax
1,000,000	5.000%, 06/01/36	A2/A+/A	1,034,100

	Puerto Rico Commonwealth Refunding, Public Improvement
1,070,000	5.000%, 07/01/35 Series A AGMC Insured	Aa3/AA-/BBB+	1,092,288

	Utah State, Series A
2,500,000	5.000%, 07/01/26	Aaa/AAA/AAA	2,980,950

	Washoe County, Nevada Refunding Reno Sparks Convention
2,000,000	5.000%, 07/01/28	Aa2/AA/NR	2,167,600

	Williamson County, Texas
1,610,000	5.000%, 02/15/23 NPFG Insured	Aa1/AAA/NR	1,718,095
1,445,000	5.000%, 02/15/23 NPFG Insured (pre-refunded)	Aa1/BBB/NR	1,568,591

	Total Local Public Property		24,899,100

	School District (5.1%)

	Alamo, Texas Community College District, Series A
1,000,000	5.000%, 08/15/37	Aaa/AA+/NR	1,000,940

	Clark County, Nevada School District Series A
500,000	5.000%, 06/15/28	Aa2/AA/AA-	539,700

	Comal, Texas Independent School District
2,000,000	5.000%, 02/01/33 NPFG Insured	Aaa/BBB/AAA	2,134,120

	Davis County, Utah School District, School Building, Utah School Board Guaranty Program
2,640,000	4.000%, 06/01/27 School Board Guaranty Insured	Aaa/NR/NR	2,864,479

	Granite School District, Utah, Salt Lake County School Building
1,000,000	5.000%, 06/01/31 School Board Guaranty Insured	Aaa/NR/AAA	1,146,150

	Houston, Texas Independent School District
3,000,000	5.000%, 02/15/28 AGMC Insured	Aaa/AA+/NR	3,146,880

	Magnolia, Texas Independent School District Schoolhouse
1,495,000	5.000%, 08/15/25 NPFG-FGIC Insured	A1/NR/NR	1,606,811

	Navasota, Texas Independent School District
475,000	5.000%, 08/15/23 NPFG - FGIC Insured	A1/NR/NR	509,214

	North East Independent School District, Texas
1,000,000	5.000%, 08/01/33 NPFG - IBC Insured PSF Guaranteed	Aaa/AAA/NR	1,058,420

	Port Arthur, Texas Independent School District School Building
2,000,000	5.250%, 02/15/30 NPFG - FGIC Insured (pre-refunded)	Aa3/NR/AA-	2,180,320

	Uintah County, Utah School District
455,000	4.250%, 02/01/24 School Board Guaranty Insured	Aaa/NR/NR	487,437

	Wasatch County, Utah School District
880,000	5.000%, 06/01/25 School Board Guaranty Insured	Aaa/NR/NR	951,509
900,000	4.375%, 06/01/26 School Board Guaranty Insured	Aaa/NR/NR	961,767

	Washoe County, Nevada School District
200,000	4.625%, 06/01/23 NPFG-FGIC Insured (pre-refunded)	Aa2/AA/AA-	210,114

	Washoe County, Nevada School District Refunding & School Improvement, Series A
2,000,000	5.000%, 06/01/30	Aa2/AA/NR	2,177,620

	Total School District		20,975,481

	Transportation (0.8%)

	Texas State Transportation Commission Mobility Fund
1,140,000	5.000%, 04/01/27 Series A	Aaa/AA+/AAA	1,299,953
2,000,000	4.750%, 04/01/35 Series A NPFG - IBC Insured	Aaa/AA+/AAA	2,135,500

	Total Transportation		3,435,453

	Utilities (2.4%)

	Central Utah Water Conservancy District Refunding, Series B
765,000	5.000%, 04/01/28	NR/AA+/AAA	884,141

	Clark County, Nevada Water Reclamation District
2,000,000	5.250%, 07/01/38 Series A	Aa1/AAA/NR	2,175,360

	Las Vegas Valley, Nevada Water District Refunding
1,000,000	5.000%, 06/01/30 Series C	Aa2/AA+/NR	1,100,970

	Las Vegas Valley, Nevada Water District Refunding & Water Improvement
2,500,000	5.000%, 02/01/38 Series A	Aa2/AA+/NR	2,628,625

	San Angelo, Texas Certificates of Participation Obligation, Series A
2,765,000	5.000%, 02/15/30	Aa2/AA/AA+	3,045,869

	Total Utilities		9,834,965

	Total General Obligation Bonds		80,221,060

	Revenue Bonds (77.5%)

	Airport (2.0%)

	Alaska State International Airport Revenue
35,000	5.000%, 10/01/24 AMBAC Insured AMT	Aa3/NR/A+	35,037

	Broward County, Florida Airport System Revenue Refunding
1,000,000	5.375%, 10/01/29 Series O	A1/A+/A	1,110,100

	Clark County, Nevada Passenger Facility Charge
255,000	4.750%, 07/01/22 NPFG Insured AMT	Aa3/A+/A	255,714

	Clark County, Nevada Passenger Facilities Charge Revenue Las Vegas-McCarran International Airport
1,500,000	5.000%, 07/01/30	Aa3/A+/NR	1,605,120

	Hillsborough County, Florida Aviation Authority
2,185,000	5.250%, 10/01/23 NPFG Insured AMT	A1/A+/A+	2,271,788

	Miami-Dade County, Florida Aviation Revenue Miami International Airport, Series A-1
1,675,000	5.000%, 10/01/22	A2/A-/A	1,876,469

	Miami-Dade County, Florida Aviation Revenue Refunding, Series A
200,000	5.000%, 10/01/24 NPFG - FGIC Insured AMT	A2/A-/A	200,140

	Reno-Tahoe, Nevada Airport Authority Revenue Refunding
1,000,000	5.000%, 07/01/26 AGMC Insured	Aa3/NR/A	1,031,900

	Total Airport		8,386,268

	Education (8.9%)

	Florida Higher Education Facilities Authority Revenue, Refunding, Rollins College Project
1,000,000	5.000%, 12/01/37 Series A	A1/NR/NR	1,069,890

	Florida State Board of Education Public Education
210,000	4.500%, 06/01/25 AGMC Insured	Aa1/AAA/AAA	224,013

	Franklin, Indiana Community Multi-School Building Corp. First Mortgage
750,000	5.000%, 01/15/29 AGMC Insured	Aa3/AA-/NR	787,890

	Hammond, Indiana School Building Corp. First Mortgage
1,030,000	5.000%, 07/15/31 NPFG Insured	Baa2/AA+/NR	1,101,863

	Hillsborough County, Florida School Board COP
510,000	4.250%, 07/01/26 NPFG Insured	Aa2/AA-/AA	529,635

	Laredo, Texas Independent School District Public Facility Corp.
190,000	5.000%, 08/01/24 AMBAC Insured	NR/A/A+	190,450

	Nevada System Higher Education COP
1,000,000	5.000%, 07/01/25 AMBAC Insured	NR/AA-/AA	1,069,150

	Salt Lake County, Utah Westminster College Project
825,000	4.750%, 10/01/20	NR/BBB/NR	867,603
870,000	4.750%, 10/01/21	NR/BBB/NR	908,863
2,300,000	5.000%, 10/01/22	NR/BBB/NR	2,384,870
1,250,000	5.000%, 10/01/25	NR/BBB/NR	1,283,788
600,000	5.000%, 10/01/27	NR/BBB/NR	617,058
2,025,000	5.125%, 10/01/28	NR/BBB/NR	2,068,092

	Southern Utah University Revenue Refunding, Auxiliary System Student Building Fee
875,000	4.000%, 05/01/19	NR/AA/NR	981,925

	Texas A&M University Revenue
1,700,000	5.000%, 07/01/34	Aaa/AAA/AAA	1,989,969

	Texas State University System Financing Revenue
2,000,000	5.250%, 03/15/25	Aa2/AA-/AA	2,303,360

	Tyler, Texas Independent School District
325,000	5.000%, 02/15/26 AGMC Insured	Aa3/AA/AA+	341,968

	University of Nevada (University Revenues)
115,000	4.500%, 07/01/24 NPFG Insured ETM	Aa2/BBB/NR	120,622
75,000	4.500%, 07/01/24 NPFG Insured	Aa2/AA-/NR	77,583

	University of Utah COP
3,170,000	4.350%, 12/01/26 AMBAC Insured	Aa2/AA-/NR	3,300,477

	Utah State Board of Regents Auxiliary & Campus Facility
1,000,000	4.125%, 04/01/20 NPFG Insured	Aa2/AA/NR	1,049,210

	Utah State Board of Regents Lease Revenue
410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA/NR	443,062
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	458,244
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	485,735
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	128,634

	Utah State Board of Regents Office Facility Revenue
450,000	5.050%, 02/01/20 NPFG Insured	Baa2/AA/NR	450,941
360,000	5.125%, 02/01/22 NPFG Insured	Baa2/AA/NR	360,706
1,045,000	5.000%, 04/01/23 NPFG Insured	Aa2/AA-/NR	1,127,064

	Warsaw, Indiana Multi-School Building Corp., First Mortgage, Series B
1,800,000	5.450%, 01/15/28	NR/AA+/NR	1,997,064

	Washington State Higher Education Facilities Authority Revenue, Refunding, Gonzaga University Project
950,000	5.000%, 04/01/24 Series B	A3/NR/NR	1,025,468

	Washington State Higher Education Facilities Authority Revenue, Seattle University Project
1,250,000	5.250%, 11/01/27 AMBAC Insured	NR/A/NR	1,361,213

	Washington State University Revenue
735,000	4.600%, 10/01/29 AGMC Insured	Aa2/AA-/NR	783,267

	Wayne Township, Indiana Marion County School Building Corp. Refunding First Mortgage
1,120,000	5.000%, 07/15/26 NPFG-FGIC Insured	NR/AA+/NR	1,216,331

	Weber State University, Utah Student Facilities System
1,825,000	4.400%, 04/01/27 AGMC Insured	NR/AA/NR	1,901,322
1,275,000	5.125%, 04/01/32 NPFG Insured	Baa2/AA/NR	1,333,574

	Total Education		36,340,904

	Education - Charter Schools (9.1%)

	La Vernia, Texas Higher Education Finance Corp., Jubilee Academy
3,454,900	6.500%, 03/15/38	NR/NR/NR*	3,253,272

	Utah County, Utah Charter School Revenue Lakeview Academy
260,000	5.350%, 07/15/17 Series A	NR/NR/NR*	252,195

	Utah County, Utah Charter School Revenue Lincoln Academy
800,000	5.450%, 06/15/17 Series A	NR/NR/NR*	788,568

	Utah County, Utah Charter School Revenue Renaissance Academy
275,000	5.350%, 07/15/17 Series A	NR/NR/NR*	271,131

	Utah County, Utah School Facility, Ranches Academy
1,175,000	6.500%, 12/01/25	NR/NR/NR*	1,086,581

	Utah State Charter School Finance Authority Entheos Academy
5,677,000	6.750%, 08/15/38	NR/NR/NR*	5,351,027

	Utah State Charter School Finance Authority Fast Forward Academy
2,986,800	6.500%, 11/15/37 144A	NR/NR/NR*	2,645,588

	Utah State Charter School Finance Authority George Washington Academy
1,000,000	6.750%, 07/15/28	NR/BB+/NR*	1,000,370

	Utah State Charter School Finance Authority Legacy Preparatory Academy
5,580,000	6.750%, 06/15/38	NR/NR/NR*	5,162,114
7,670,000	7.250%, 06/15/39	NR/NR/NR*	7,088,537

	Utah State Charter School Finance Authority, Refunding & Improvement, Davinci Academy Series 2011A
1,000,000	7.050%, 09/15/26	NR/BBB-/NR	1,051,350

	Utah State Charter School Finance Authority Rockwell Charter School
900,000	6.750%, 08/15/28	NR/NR/NR*	710,739

	Utah State Charter School Finance Authority Ronald Wilson Reagan Academy
1,315,000	5.750%, 02/15/22 Series A	NR/BBB-/NR	1,366,535

	Utah State Charter School Finance Authority Venture Academy
7,120,000	6.750%, 11/15/38	NR/NR/NR*	7,125,198

	Total Education - Charter Schools		37,153,205

	Healthcare (0.8%)

	Indiana Finance Authority Hospital Revenue, Parkview Health System
1,650,000	5.875%, 05/01/29	A1/A+/NR	1,742,648

	Tarrant County, Texas Cultural Education Facilities Finance Corp. Hospital Refunding, Scott & White Healthcare Project
1,000,000	5.250%, 08/15/25	A1/A/AA-	1,095,510

	Washington State Health Care Facilities Authority Revenue, Cooperative of Puget Sound
500,000	5.375%, 12/01/17 AMBAC Insured	NR/BBB-/BBB	505,340

	Total Healthcare		3,343,498

	Hospital (3.4%)

	Campbell County, Wyoming Hospital District, Hospital Revenue, Memorial Hospital Project
1,040,000	5.000%, 12/01/20	NR/A-/NR	1,144,697
1,000,000	5.500%, 12/01/34	NR/A-/NR	1,050,230

	Harris County, Texas Health Facility Development Corp. Christus Health Series A-6
1,000,000	4.750%, 07/01/30 AGMC Insured	Aa3/AA-/NR	1,040,750

	King County, Washington Public Hospital District No. 002, Refunding, Evergreen Healthcare
1,000,000	5.250%, 12/01/28	Aa3/A+/NR	1,083,050

	Laramie County, Wyoming Hospital Revenue, Cheyenne Regional Medical Center Project
1,000,000	5.000%, 05/01/32	NR/A+/NR	1,056,730

	Reno, Nevada Hospital Revenue, Washoe Medical Center
725,000	5.000%, 06/01/23 AGMC Insured	Aa3/AA-/NR	759,351
680,000	5.000%, 06/01/23 AGMC Insured	Aa3/AA-/NR	712,218

	Richmond, Indiana Hospital Revenue
250,000	5.000%, 01/01/19	NR/A/A	272,020

	Riverton, Utah Hospital Revenue, Intermountain Health Care Health Services, Inc.
825,000	5.000%, 08/15/36	Aa1/AA+/NR	890,786
2,000,000	5.000%, 08/15/41	Aa1/AA+/NR	2,144,840

	Utah State Board of Regents Revenue Hospital - University Utah, Series B
3,000,000	5.000%, 08/01/31	Aa2/AA/NR	3,261,420

	Washington State Health Care Facilities Authority Revenue, Refunding, Fred Hutchinson Cancer
595,000	5.000%, 01/01/18	A2/A/NR	661,622

	Total Hospital		14,077,714

	Housing (5.2%)

	Alaska Housing Finance Corp. Housing Revenue
495,000	5.250%, 12/01/28 AMT	Aa2/AA+/AA+	506,172

	Florida Housing Finance Corp.
435,000	5.000%, 07/01/21 AMT	Aa1/AA+/AA+	450,869
390,000	6.000%, 07/01/28	Aa1/AA+/AA+	414,519

	Indianapolis, Indiana Multi-Family
380,000	4.850%, 01/01/21 AMT FNMA Insured	A1/NR/NR	386,867

	Miami-Dade County, Florida Housing Finance Authority
535,000	5.000%, 11/01/23 AGMC Insured AMT	Aa3/AA+/A-	541,928

	North Dakota Housing Authority Home Mortgage Revenue
230,000	5.400%, 07/01/23 AMT	Aa1/NR/NR	235,210

	Puerto Rico Housing Finance Authority
1,100,000	5.125%, 12/01/27	NR/A+/A+	1,175,636

	South Dakota Housing Development Authority
45,000	6.000%, 05/01/28	Aa1/AAA/NR	45,512

	Utah Housing Corporation Single Family Mortgage
25,000	5.250%, 07/01/23 AMT	Aa2/AA/AA	25,015
790,000	5.125%, 07/01/24 AMT	Aa3/AA-/AA-	794,076
645,000	5.000%, 07/01/25 AMT	Aa3/AA-/AA-	643,252
335,000	5.100%, 01/01/26 AMT	Aa3/AA-/AA-	337,178
95,000	5.650%, 07/01/27 AMT	Aa2/AA/AA	95,204
1,200,000	5.250%, 01/01/28 AMT	Aa3/AA-/AA-	1,225,620
570,000	5.200%, 01/01/28 AMT	Aa3/AA-/AA-	577,986
1,800,000	5.800%, 07/01/28 AMT	Aa3/AA-/AA-	1,880,028
640,000	5.700%, 07/01/28 AMT	Aa3/AA-/AA-	665,766
465,000	5.500%, 07/01/28 AMT	Aa3/AA-/AA-	479,815
765,000	6.100%, 01/01/29 AMT	Aa3/AA-/AA-	766,737

	Utah Housing Corporation Single Family Mortgage
1,270,000	5.250%, 07/01/28 Series A AMT	Aa3/AA-/AA-	1,314,120

	Utah Housing Corporation Single Family Mortgage
1,000,000	4.000%, 07/01/28 Series B-1 Class I	Aaa/AAA/AAA	1,003,440
590,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	611,057
985,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	1,013,161
2,215,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	2,298,151

	Utah Housing Corporation Single Family Mortgage
910,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	952,297

	Utah Housing Corporation Multifamily Revenue, Pointe Apartments Project
1,100,000	0.210%, 08/01/24 VRDO**	NR/A+/NR	1,100,000

	Utah State Housing Finance Agency
45,000	5.700%, 07/01/15 AMT	Aa3/AA-/AA-	45,064
20,000	5.400%, 07/01/16 AMT	Aa2/NR/NR	20,044
360,000	5.500%, 07/01/18 AMT	Aa3/AA-/AA-	366,185
20,000	5.000%, 07/01/18 AMT	Aaa/AA+/NR	20,013
140,000	5.600%, 07/01/23 AMT	Aa2/AA/AA	140,119

	Wyoming Community Development Authority Homeownership Mortgage Revenue
1,000,000	4.625%, 06/01/28 Series A	Aa2/NR/NR	1,035,680

	Total Housing		21,166,721

	Lease (4.6%)

	Clark County, Nevada Improvement District Revenue
665,000	5.125%, 12/01/19	NR/NR/NR*	616,515

	Clark County, Nevada Improvement District Special Local Improvement #128 (Summerlin)
500,000	5.000%, 02/01/21 Series A	NR/NR/NR*	436,730

	Middle Village, Florida Community Development District Special Assessment Revenue
1,045,000	6.750%, 05/01/25	NR/NR/NR*	1,035,104

	New Albany, Indiana Development Authority
500,000	4.250%, 02/01/22	NR/A-/NR	513,585

	Red River, Texas Higher Education TCU Project
1,000,000	4.375%, 03/15/25	Aa3/NR/AA-	1,064,620

	Salt Lake Valley, Utah Fire Service District Lease Revenue
2,645,000	5.200%, 04/01/28	Aa2/NR/AA+	2,877,205
1,000,000	5.250%, 04/01/30	Aa2/NR/AA+	1,083,730

	South Dakota State Building Authority Revenue
500,000	4.500%, 06/01/24 NPFG - FGIC Insured	NR/AA/NR	536,815

	Tooele County, Utah Municipal Building Authority School District Lease Revenue
1,000,000	5.000%, 06/01/28	A1/A+/NR	1,050,710

	Uintah County, Utah Municipal Building Authority Lease Revenue
2,000,000	5.300%, 06/01/28	NR/A+/NR	2,156,420

	Utah State Building Ownership Authority Lease Revenue Refunding State Facilities Master Lease Program
465,000	5.000%, 05/15/21	Aa1/AA+/NR	516,513
510,000	5.000%, 05/15/23	Aa1/AA+/NR	558,073
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,207,500
1,080,000	5.000%, 05/15/25	Aa1/AA+/NR	1,127,725
1,575,000	5.000%, 05/15/26	Aa1/AA+/NR	1,765,748

	West Bountiful, Utah Courthouse Revenue
410,000	5.000%, 05/01/19	NR/A/A+	431,615

	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
1,890,000	4.375%, 08/01/26 Series A NPFG - FGIC Insured	NR/A+/A+	1,968,095

	Total Lease		18,946,703

	Local Public Property (7.2%)

	Herriman, Utah Special Assessment Towne Center Assessment Area
1,045,000	4.875%, 11/01/23	NR/A/NR	1,095,035
1,150,000	5.000%, 11/01/25	NR/A/NR	1,195,632
1,975,000	5.000%, 11/01/29	NR/A/NR	2,020,919

	Orange County, Florida Sales Tax Revenue
1,000,000	5.000%, 01/01/27 Series B NPFG - FGIC Insured	Aa3/AA/AA+	1,027,880

	Orem, Utah Special Assessment
1,845,000	7.750%, 11/01/25	NR/NR/NR*	1,849,668

	Riverton City, Utah Franchise & Sales Tax Revenue
1,585,000	5.000%, 06/01/31 AMBAC Insured	NR/AA-/AA	1,698,565

	Sevier County, Utah Municipal Building Authority Lease Revenue Refunding
915,000	5.000%, 11/15/19 NPFG - FGIC Insured	NR/NR/NR*	935,167

	South Ogden City, Utah Sales Tax Revenue Refunding
1,895,000	4.375%, 05/01/29 NPFG - FGIC Insured	Baa2/A+/NR	1,945,085

	Tooele County, Utah Municipal Building Authority School District Lease Revenue
1,000,000	4.875%, 06/01/25	A1/A+/NR	1,059,610

	Twin Creeks, Utah Special Services District
11,454,702	10.000%, 07/15/30	NR/NR/NR*	11,527,210

	Uintah County, Utah Municipal Building Authority Lease Revenue
1,005,000	5.500%, 06/01/37	NR/A+/NR	1,059,019
1,120,000	5.500%, 06/01/40	NR/A+/NR	1,181,432

	Utah Transit Authority Sales Tax Revenue, Series A
1,000,000	5.000%, 06/15/28	Aa2/AAA/AA	1,117,690

	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
1,645,000	4.500%, 08/01/22 Series A NPFG - FGIC Insured	NR/A+/A+	1,764,361

	Total Local Public Property		29,477,273

	State Agency (0.9%)

	Alaska State Sport Fishing Revenue Refunding
1,000,000	5.000%, 04/01/25	A1/NR/A+	1,073,840

	Utah Infrastructure Agency Telecommunications & Franchise Tax, Series A
1,000,000	5.500%, 10/15/30 Series A AGMC Insured	Aa3/AA-/NR	1,118,730
1,475,000	5.250%, 10/15/33 AGMC Insured	Aa3/AA-/NR	1,593,177

	Total State Agency		3,785,747

	Tax Revenue (8.1%)

	Bountiful City, Utah Sales Tax Refunding Bond
377,000	3.500%, 06/01/13	NR/AA/NR	387,469
832,000	4.000%, 06/01/17	NR/AA/NR	914,443

	Brigham, Utah Special Assessment Voluntary Assessment Area
1,140,000	5.250%, 08/01/23	A1/NR/NR	1,231,895
973,000	5.500%, 08/01/29	A1/NR/NR	1,038,084

	Clark County, Nevada Improvement District
250,000	5.000%, 08/01/16	NR/NR/NR*	230,890

	Coral Canyon, Utah Special Service District
50,000	5.000%, 07/15/13	NR/NR/NR*	50,373
250,000	5.500%, 07/15/18	NR/NR/NR*	249,060

	Florida State Department of Environmental Protection Revenue
1,250,000	5.250%, 07/01/20 NPFG - FGIC Insured	A1/AA-/A	1,277,825

	Henderson, Nevada Local Improvement District
95,000	4.500%, 09/01/12	NR/NR/NR*	95,370
290,000	5.000%, 09/01/14	NR/NR/NR*	295,783
290,000	5.000%, 09/01/15	NR/NR/NR*	294,797
225,000	5.000%, 03/01/16	NR/NR/NR*	219,310

	Holladay, Utah Redevelopment Agency
2,387,500	4.900%, 12/30/20	NR/NR/NR*	2,144,118

	Jordanelle, Utah Special Service District
186,000	5.000%, 11/15/14	NR/NR/NR*	183,932
196,000	5.100%, 11/15/15	NR/NR/NR*	190,888
206,000	5.200%, 11/15/16	NR/NR/NR*	198,947
216,000	5.300%, 11/15/17	NR/NR/NR*	206,392
228,000	5.400%, 11/15/18	NR/NR/NR*	216,787
240,000	5.500%, 11/15/19	NR/NR/NR*	225,883
253,000	5.600%, 11/15/20	NR/NR/NR*	236,401
268,000	5.700%, 11/15/21	NR/NR/NR*	247,597
283,000	5.800%, 11/15/22	NR/NR/NR*	259,621
299,000	6.000%, 11/15/23	NR/NR/NR*	276,138

	La Verkin, Utah Sales and Franchise Tax Revenue
571,000	5.100%, 07/15/27	NR/NR/NR*	518,411

	Lehi, Utah Sales Tax
790,000	5.000%, 06/01/24 AGMC Insured	Aa3/AA-/NR	833,782

	Mesquite, Nevada New Special Improvement District
170,000	4.750%, 08/01/12	NR/NR/NR*	168,960
200,000	4.900%, 08/01/13	NR/NR/NR*	195,316
125,000	5.250%, 08/01/17	NR/NR/NR*	115,715
275,000	5.350%, 08/01/19	NR/NR/NR*	242,817
120,000	5.400%, 08/01/20	NR/NR/NR*	104,657
440,000	5.500%, 08/01/25	NR/NR/NR*	360,171

	North Ogden, Utah Sales Tax Revenue
195,000	5.000%, 11/01/24 Syncora Guarantee, Inc. Insured	NR/A+/AA	207,835

	Payson City, Utah Sales Tax Revenue
445,000	5.000%, 08/01/21 AGMC Insured	Aa3/AA-/NR	494,764

	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	5.000%, 06/01/24 AMBAC Insured	NR/AA-/AA	815,550

	Salt Lake City, Utah Sales Tax
1,060,000	5.000%, 02/01/23	NR/AAA/NR	1,147,810
1,115,000	5.000%, 02/01/24	NR/AAA/NR	1,206,397

	South Weber City, Utah
525,000	5.000%, 01/15/24 NPFG Insured	Baa2/A/AA-	549,103

	Springville, Utah Special Assessment Revenue
397,000	5.500%, 01/15/17	NR/NR/NR*	374,169
420,000	5.650%, 01/15/18	NR/NR/NR*	386,417
442,000	5.800%, 01/15/19	NR/NR/NR*	402,786
380,000	5.900%, 01/15/20	NR/NR/NR*	344,181

	Uintah County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 06/01/24	NR/A+/NR	538,335

	Utah Transit Authority Sales Tax Revenue, Series A
6,560,000	5.000%, 06/15/36 AGMC Insured	Aa2/AAA/AA	7,145,546

	Vernal City, Utah Sales Tax Revenue
515,000	4.750%, 09/01/31 AGC Insured	NR/AA/NR	557,724
300,000	4.875%, 09/01/34 AGC Insured	NR/AA/NR	323,052

	Wasatch County, Utah Building Authority
130,000	5.000%, 10/01/15	A1/NR/NR	135,235
135,000	5.000%, 10/01/16	A1/NR/NR	140,538

	Wasatch County, Utah Sales Tax
205,000	5.000%, 12/01/16 AMBAC Insured	NR/A+/NR	209,297
210,000	5.000%, 12/01/17 AMBAC Insured	NR/A+/NR	214,122
225,000	5.000%, 12/01/18 AMBAC Insured	NR/A+/NR	229,237

	Washington City, Utah Sales Tax
680,000	5.250%, 11/15/17 AMBAC Insured	NR/A/NR	715,469

	Weber County, Utah Sales Tax
385,000	5.000%, 07/01/23 AMBAC Insured	A1/NR/NR	395,869

	West Valley City, Utah Redevelopment Agency
1,625,000	5.000%, 03/01/21	NR/A-/NR	1,718,551
320,000	5.000%, 03/01/22	NR/A-/NR	337,597
350,000	5.000%, 03/01/23	NR/A-/NR	367,651
1,000,000	5.000%, 03/01/24	NR/A-/NR	1,048,160

	Total Tax Revenue		33,217,227

	Transportation (3.6%)

	Central Puget Sound, Washington Regional Transportation Authority Sales Tax
2,000,000	5.000%, 11/01/25 Series A AMBAC Insured	Aa2/AAA/NR	2,188,700

	Indiana Finance Authority Highway Revenue
1,950,000	4.500%, 12/01/25 NPFG - FGIC Insured	Aa1/AA+/AA+	2,112,396

	North Texas Turnpike Authority Revenue
2,000,000	6.100%, 01/01/28	A2/A-/NR	2,273,720

	Utah Transit Authority Sales Tax Revenue Refunding, Series A
5,185,000	zero coupon, 06/15/23 NPFG Insured	A1/A-/A+	3,069,883

	Utah Transit Authority Sales Tax Revenue, Series A
2,000,000	5.000%, 06/15/27	Aa2/AAA/AA	2,245,020

	Utah Transit Authority Sales Tax & Transportation Revenue
1,450,000	4.125%, 06/15/22 AGMC Insured	Aa2/AAA/AA	1,537,421
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AAA/AA	245,287

	Washoe County, Nevada Highway Revenue
1,000,000	5.500%, 02/01/28	A1/A+/NR	1,107,000

	Total Transportation		14,779,427

	Utility (18.1%)

	Central Weber, Utah Sewer Improvement District Revenue Refunding, Series A
1,000,000	5.000%, 03/01/28 AGMC Insured	NR/AA-/AA	1,108,640
2,000,000	4.375%, 03/01/30 AGMC Insured	NR/AA-/AA	2,108,620
4,000,000	5.000%, 03/01/33 AGMC Insured	NR/AA-/AA	4,347,880

	Clark County, Washington Public Utility District No. 001 Generating Refunding
1,000,000	5.000%, 01/01/24	A2/A/A+	1,108,050

	Cowlitz County, Washington Public Utility District Electric Revenue
650,000	4.500%, 09/01/26 NPFG Insured	A1/NR/A	671,223

	Davie, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/32 AGMC Insured	Aa3/AA-/NR	1,096,540

	Eagle Mountain, Utah Gas & Electric
1,385,000	4.250%, 06/01/20 Radian Insured	NR/NR/NR*	1,364,294
1,440,000	5.000%, 06/01/21 Radian Insured	NR/NR/NR*	1,468,541
1,515,000	5.000%, 06/01/22 Radian Insured	NR/NR/NR*	1,542,785

	El Paso, Texas Solid Waste Disposal System Revenue
1,540,000	5.125%, 08/15/28 AGMC Insured	Aa3/AA-/NR	1,582,104

	Herriman City, Utah Water Revenue Refunding
1,210,000	4.500%, 01/01/33 AMBAC Insured	NR/A/NR	1,254,504

	Houston, Texas Utility System Revenue, Refunding
1,165,000	5.125%, 05/15/28 Series A NPFG Insured	Aa2/AA/AA-	1,243,964

	Intermountain Power Agency, Utah Power Supply Revenue, Refunding
1,000,000	4.250%, 07/01/19 Series B	A1/A+/AA-	1,061,640
1,000,000	5.000%, 07/01/21 Series A AGMC Insured	Aa3/AA-/AA-	1,050,240
250,000	5.250%, 07/01/23	A1/A+/AA-	262,850

	Jacksonville Electric Authority, Florida Bulk Power System Revenue, Scherer 4 Project
1,500,000	6.000%, 10/01/37 Series A	Aa2/AA-/AA-	1,632,270

	Jacksonville Electric Authority, Florida Electric System Revenue
500,000	5.000%, 10/01/26	Aa3/A+/AA-	517,295
500,000	4.500%, 10/01/32 Series Three 2012A	Aa2/AA-/AA-	525,280

	King County, Washington Sewer Revenue
660,000	5.000%, 01/01/33 AGMC Insured	Aa2/AA+/NR	716,212

	Laredo, Texas Waterworks Sewer System Revenue Series 2010
1,450,000	5.000%, 03/01/24	A1/AA-/AA-	1,638,616

	Lower Colorado River Authority, Texas
1,470,000	5.250%, 05/15/29	A1/A/A+	1,625,835
60,000	5.250%, 05/15/29 (pre-refunded)	A1/NR/NR	75,219
5,000	5.250%, 05/15/29 (pre-refunded)	A1/NR/NR	6,268

	Lower Colorado River Authority, Texas Transmission Contract Revenue, Refunding
1,065,000	5.000%, 05/15/33 AMBAC Insured	A2/A/A+	1,079,228

	Miami-Dade County, Florida Water and Sewer Revenue System
1,500,000	5.000%, 10/01/29 AGMC Insured	Aa2/AA-/AA-	1,678,080

	Orem, Utah Water & Storm Sewer Revenue
1,000,000	5.000%, 07/15/26	NR/AA/AA+	1,111,250
1,250,000	5.250%, 07/15/28	NR/AA/AA+	1,408,325

	Pleasant Grove City, Utah Storm Water Revenue
860,000	4.750%, 07/15/36 AGMC Insured	Aa3/AA-/AA-	918,790

	Port St. Lucie, Florida Utility System Revenue
1,200,000	5.250%, 09/01/26 NPFG Insured	Aa3/NR/AA-	1,266,828

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue, Refunding
1,190,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	1,370,130
650,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	720,629
1,000,000	5.000%, 07/01/37 Series A	NR/AA+/AA+	1,119,890

	Santa Clara, Utah Electric Revenue
1,005,000	4.250%, 08/01/26 AGC Insured	Aa3/NR/NR	913,696

	Sarasota, Florida Utility System Revenue Refunding
1,455,000	5.000%, 10/01/27	NR/AA+/AA	1,732,207

	South Valley, Utah Water Reclamation Facility Sewer Revenue
2,110,000	5.000%, 08/15/24 AMBAC Insured	NR/A/NR	2,223,244
425,000	5.000%, 08/15/30 AMBAC Insured	NR/A/NR	441,078

	South Weber City, Utah Water Revenue
730,000	5.000%, 06/01/35 AGMC Insured	NR/AA-/NR	782,976
930,000	5.000%, 06/01/40 AGMC Insured	NR/AA-/NR	992,812

	Southern Utah Valley Power System
210,000	5.250%, 09/15/13 NPFG Insured	Baa2/BBB/NR	213,877
225,000	5.250%, 09/15/14 NPFG Insured	Baa2/BBB/NR	228,785
235,000	5.250%, 09/15/15 NPFG Insured	Baa2/BBB/NR	238,762
185,000	5.125%, 09/15/21 NPFG Insured	Baa2/BBB/NR	187,250

	St. George, Utah Electric Revenue
500,000	4.500%, 06/01/20 AGMC Insured	Aa3/NR/NR	537,110
3,750,000	5.000%, 06/01/38 AGMC Insured	Aa3/NR/NR	3,963,188

	Tacoma, Washington Solid Waste Utility Revenue
1,000,000	5.000%, 12/01/23 Syncora Guarantee, Inc. Insured	A2/AA/AA-	1,078,630

	Tallahassee, Florida Energy System Revenue Refunding
1,500,000	5.000%, 10/01/28	Aa3/AA/AA-	1,633,230

	Utah Assessed Municipal Power System
1,000,000	5.000%, 04/01/21 AGMC Insured (pre-refunded)	Aa3/AA-/NR	1,047,430

	Utah Assessed Municipal Power System Revenue Refunding, Payson Power Project
2,000,000	5.000%, 04/01/24***	NR/A-/A	2,257,740
1,000,000	5.000%, 04/01/25***	NR/A-/A	1,117,680
6,375,000	5.000%, 04/01/26***	NR/A-/A	7,065,540

	Utah Water Conservancy District
1,400,000	5.250%, 01/15/27	NR/A/NR	1,513,302

	Washington County, Utah Water Conservancy District Refunding
1,770,000	4.500%, 10/01/24	NR/AA/AA	2,022,384

	Washington, Utah Electric Revenue
985,000	5.000%, 09/01/21 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	1,029,946
1,000,000	5.000%, 09/01/24 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	1,028,500

	White City, Utah Water Improvement District Revenue
500,000	5.000%, 02/01/23 AGMC Insured	Aa3/NR/NR	547,650
700,000	5.000%, 02/01/25 AGMC Insured	Aa3/NR/NR	758,170
840,000	5.000%, 02/01/27 AGMC Insured	Aa3/NR/NR	903,949

	Wyoming Municipal Power Agency Power Supply System Revenue
720,000	5.500%, 01/01/28 Series A	A2/A-/NR	786,053

	Total Utility		73,927,209

	Water and Sewer (5.5%)

	Eagle Mountain, Utah Water and Sewer
690,000	4.750%, 11/15/25 NPFG Insured	Baa2/A+/AA-	728,909

	Jordan Valley, Utah Water Conservancy District Revenue
1,000,000	5.000%, 10/01/31 Series B	NR/AA+/AA	1,131,330
6,000,000	5.000%, 10/01/35 Series B	NR/AA+/AA	6,669,600

	Murray City, Utah Sewer and Water
440,000	5.000%, 10/01/19 AMBAC Insured	Aa3/NR/NR	458,115

	Ogden City, Utah Sewer & Water Revenue Refunding
750,000	4.625%, 06/15/38 AGMC Insured	Aa3/NR/NR	781,740

	Pleasant Grove City, Utah Water Revenue
450,000	4.300%, 12/01/20 NPFG Insured	Baa2/BBB+/NR	475,043
760,000	4.625%, 12/01/23 AGMC Insured	NR/AA-/NR	835,453
1,000,000	5.250%, 12/01/29 AGMC Insured	NR/AA-/NR	1,108,100
1,370,000	5.000%, 12/01/31 Series B NPFG Insured	Baa2/BBB+/NR	1,435,335

	Rapid City, South Dakota Water Revenue
500,000	5.000%, 11/01/29	Aa3/NR/NR	550,210
1,500,000	5.250%, 11/01/39	Aa3/NR/NR	1,640,925

	Upper Trinity Regional Water District, Texas
205,000	4.500%, 08/01/20 AMBAC Insured	A3/A-/NR	212,175

	Utah Water Finance Agency Revenue
200,000	5.250%, 07/01/16 AMBAC Insured	NR/NR/NR*	201,408
310,000	5.000%, 10/01/17 AMBAC Insured (pre-refunded)	NR/NR/NR*	317,279
510,000	5.000%, 07/01/18 AMBAC Insured (pre-refunded)	A1/NR/NR	540,014
105,000	5.000%, 10/01/20 AMBAC Insured (pre-refunded)	NR/NR/NR*	107,465
830,000	4.500%, 10/01/22 AMBAC Insured	Aa3/NR/NR	873,641
765,000	5.125%, 07/01/23 AMBAC Insured	NR/NR/NR*	767,394
870,000	4.500%, 10/01/23 AMBAC Insured	Aa3/NR/NR	911,647
2,645,000	4.500%, 10/01/28 AMBAC Insured	Aa3/NR/NR	2,788,280

	Total Water and Sewer		22,534,063

	Total Revenue Bonds		317,135,959

	Total Investments (cost $387,018,319-note b)	97.0%	397,357,019

	Other assets less liabilities	3.0	12,101,827

	Net Assets	100.0%	$409,458,846

* Any security not rated (NR) by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO or credit rating agency") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

	** Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

	*** Security purchased on a delayed delivery or when-issued basis.

		Percent of
	Portfolio Distribution By Quality Rating	Investments 1

	Aaa of Moody's or AAA of S&P and Fitch	11.7%
	Aa of Moody's or AA of S&P and Fitch	45.7
	A of Moody's or S&P and Fitch	21.6
	Baa of Moody's or BBB of S&P and Fitch	4.0
	BB+ of S&P	0.3
	Not rated*	16.7
		100.0%

	1 Calculated using the highest rating of the three NRSRO.

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
COP - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
IBC - Insured Bond Certificates
NPFG - National Public Finance Guarantee
NR - Not Rated
PSF- Permanent School Fund
VRDO - Variable Rate Demand Obligation

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS
March 31, 2012
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $386,775,585 amounted to $10,581,434, which consisted of aggregate gross unrealized appreciation of $13,987,483 and aggregate gross unrealized depreciation of $3,406,049.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs - Municipal Bonds+	397,357,019
Level 3 – Significant Unobservable Inputs	-
Total	$397,357,019
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND FOR UTAH

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 24, 2012

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 24, 2012